Organization, Principal Activities and Management's Plans (Details Narrative)							1 Months Ended	6 Months Ended
	Jul. 02, 2017 USD ($)	Nov. 09, 2015 USD ($)	Nov. 09, 2015 CNY (¥)	Nov. 06, 2015 USD ($)	Nov. 06, 2015 CNY (¥)	Dec. 13, 2009	Apr. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Purchase price of assets	$ 1,800,000
Net income earned from continuing operations								$ 2,000,000	$ 35,000
Cash flow from operating activities								629,344	(40,072)
Working capital								1,600,000		$ 1,500,000
Accumulated deficit								(170,390,549)	104,000	$ (172,395,246)
Annual rental fees							$ 380,000
Increase in revenue								11,364,033	5,732,064
Increase in net income								$ 2,172,916	$ 14,433
Wuda Geoinformatics Co., Ltd [Member]
Equity ownership percentage				54.89%	54.89%
Agreegate purchase price				$ 14,700,000
Wuda Geoinformatics Co., Ltd [Member] | RMB [Member]
Agreegate purchase price | ¥					¥ 91,300,000
iASPEC Zhongtian Software Co., Ltd [Member]
Equity ownership percentage		100.00%	100.00%
Agreegate purchase price		$ 4,800,000
iASPEC Zhongtian Software Co., Ltd [Member] | RMB [Member]
Agreegate purchase price | ¥			¥ 30,000,000
iASPEC Technology Group Co Ltd [Member]
Net profit received, percentage						95.00%